Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Aug. 09, 2019	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Nov. 12, 2021	May 15, 2019
Total number of authorized shares of common stock				3,000,000,000
Purchase of treasury stock		¥ 75	¥ 62	¥ 100,089
Total amount the company can pay out as a dividend		¥ 2,199,000
Share repurchase program [member]
Shares authorized to be repurchased amount					¥ 100,000	¥ 100,000
Number of shares repurchased	26,502,400
Purchase of treasury stock	¥ 100,000
Shares authorized to be repurchased, shares					33,000,000	32,000,000